Stock-Based Compensation - Summary of Nucor's RSU Activity (Detail) - Restricted Stock Units [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	1,071	1,040	1,031
Granted, Shares	1,013	721	723
Vested, Shares	(827)	(677)	(681)
Canceled, Shares	(11)	(13)	(33)
Unvested at end of year, Shares	1,246	1,071	1,040
Unvested at beginning of year, Grant Date Fair Value	$ 52.62	$ 48.47	$ 47.93
Granted, Grant Date Fair Value	65.80	59.07	48.80
Vested, Grant Date Fair Value	58.98	53.17	48.09
Canceled, Grant Date Fair Value	55.02	50.21	46.44
Unvested at end of year, Grant Date Fair Value	$ 59.09	$ 52.62	$ 48.47